OTHER INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2017
OTHER INTANGIBLE ASSETS
OTHER INTANGIBLE ASSETS

14. OTHER INTANGIBLE ASSETS

        Net book value of other intangible assets as at December 31, 2017, December 31, 2016 and January 1, 2016 was as follows:

	Licenses	Right to use radio frequencies	Billing and other software	Client base	Numbering capacity	Other	Total
Useful life, years	1 to 20	1 to 15	1 to 25	4 to 31	2 to 15	1 to 10
Cost
January 1, 2016	28,490	9,326	93,134	7,537	3,208	9,767	151,462

Additions	3,382	245	27,658	—	65	232	31,582
Arising on business combinations (Note 4)	323	—	—	—	—	—	323
Disposal of UMS	—	—	(1,891)	—	—	(3,687)	(5,578)
Disposal	(2)	(582)	(10,509)	(164)	(160)	(2,842)	(14,259)
Other	44	(40)	(87)	—	(4)	(40)	(127)
Foreign exchange differences	(5,101)	—	(3,763)	—	(39)	(1,187)	(10,090)

December 31, 2016	27,136	8,949	104,542	7,373	3,070	2,243	153,313

Additions	1,647	13	24,686	—	12	219	26,577
Arising on business combinations (Note 4)	260	—	163	—	—	150	573
Disposal	(93)	(1,112)	(8,429)	(50)	(158)	(166)	(10,008)
Other	(2)	1	(6)	—	—	57	50
Foreign exchange differences	(1,207)	—	(980)	—	(9)	(23)	(2,219)

December 31, 2017	27,741	7,851	119,976	7,323	2,915	2,480	168,286

Accumulated amortisation and impairment
January 1, 2016	(9,873)	(4,261)	(50,557)	(3,619)	(2,996)	(5,560)	(76,866)

Charge for the year	(2,092)	(1,170)	(18,002)	(620)	(46)	(1,389)	(23,319)
Disposal of UMS	—	—	494	—	—	2,162	2,656
Disposal	2	582	10,193	164	160	2,836	13,937
Other	(7)	20	43	—	(13)	(42)	1
Foreign exchange differences	2,007	—	2,697	—	34	668	5,406

December 31, 2016	(9,963)	(4,829)	(55,132)	(4,075)	(2,861)	(1,325)	(78,185)

Charge for the year	(2,180)	(1,042)	(17,614)	(616)	(57)	(224)	(21,733)
Effect on assets impairment	—	—	(148)	—	—	—	(148)
Disposal	92	1,108	8,345	50	158	157	9,910
Other	—	2	(17)	—	(4)	(31)	(50)
Foreign exchange differences	570	—	726	—	8	13	1,317

December 31, 2017	(11,481)	(4,761)	(63,840)	(4,641)	(2,756)	(1,410)	(88,889)

Net book value
January 1, 2016	18,617	5,065	42,577	3,918	212	4,207	74,596

December 31, 2016	17,173	4,120	49,410	3,298	209	918	75,128

December 31, 2017	16,260	3,090	56,136	2,682	159	1,070	79,397

        Charge of amortization for 2015 year for Licenses, Right to use radio frequencies, Billing and other software, Client base, Numbering capacity and Other was RUB 1,447 million, RUB 1,202 million, RUB 16,933 million, RUB 692 million, RUB 147 million and RUB 3,770 million, respectively.

        In connection with providing telecommunication services, the Group has been issued various GSM operating licenses by the Russian Ministry of Information Technologies and Communications. In addition to the licenses received directly from the Russian Ministry of Information Technologies and Communications, the Group has been granted access to various telecommunication licenses through acquisitions. In foreign subsidiaries, the licenses are granted by the local communication authorities.

        Operating licenses contain a number conditions specified by legislation which generally include the required date of services provision, territorial coverage and expiration date. Management believes that the Group is in compliance with all material terms of its licenses.

        The Group's operating licenses do not provide for automatic renewal. All licenses covering the territories of the Russian Federation expired as of December 31, 2017 were renewed. The cost to renew the licenses was not significant. Weighted-average period until the next renewal of licenses in the Russian Federation is five years.

        The license for the provision of telecommunication services in Ukraine was renewed in 2013 and is valid until 2026. The license for the provision of telecommunication services in Armenia is valid until 2019.

        Contractual obligations to purchase intangible assets are disclosed in the Note 30.